As filed with the Securities and Exchange Commission on March 15, 2016

Securities Act File No. 33-54126

Investment Company Act File No. 811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 209	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 213	☒
(Check appropriate box or boxes)

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

400 Howard Street, San Francisco, California 94105

United States of America

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest.

Master Investment Portfolio has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on
March 15, 2016.

BLACKROCK FUNDS III (REGISTRANT) ON BEHALF OF BLACKROCK LIFEPATH® INDEX 2060 FUND

By:	/s/ John M. Perlowski
(John M. Perlowski
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	March 15, 2016

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	March 15, 2016

DAVID O. BEIM* (David O. Beim)	Trustee

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

DR. MATINA S. HORNER* (Dr. Matina S. Horner)	Trustee

RODNEY D. JOHNSON* (Rodney D. Johnson)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

JOSEPH P. PLATT* (Joseph P. Platt)	Trustee

ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Trustee

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

FREDERICK W. WINTER* Frederick W. Winter	Trustee

BARBARA G. NOVICK* Barbara G. Novick	Trustee

*By:	/S/ BENJAMIN ARCHIBALD	March 15, 2016
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on March 15, 2016.

MASTER INVESTMENT PORTFOLIO ON BEHALF OF LIFEPATH® INDEX 2060 MASTER PORTFOLIO

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	March 15, 2016

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	March 15, 2016

DAVID O. BEIM* (David O. Beim)	Trustee

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

DR. MATINA S. HORNER* (Dr. Matina S. Horner)	Trustee

RODNEY D. JOHNSON* (Rodney D. Johnson)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

JOSEPH P. PLATT* (Joseph P. Platt)	Trustee

ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Trustee

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

FREDERICK W. WINTER* Frederick W. Winter	Trustee

BARBARA G. NOVICK* Barbara G. Novick	Trustee

*By:	/S/ BENJAMIN ARCHIBALD	March 15, 2016
Benjamin Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase